Other Operating Expenses	12 Months Ended
Dec. 31, 2025
Disclosure of other operating expenses [abstract]
Other Operating Expenses

NOTE 40. OTHER OPERATING EXPENSES
The account breaks down as follows as of the indicated dates:

	12.31.25	12.31.24	12.31.23
Turnover Tax	(843,335,275)	(743,123,510)	(954,967,718)
Contributions to the Deposit Insurance Scheme	(41,625,051)	(22,512,917)	(25,011,459)
Charges for Other Provisions	(46,090,770)	(136,405,070)	(39,351,874)
Claims	(51,068,052)	(32,094,696)	(44,537,439)
Other Financial Expenses	(115,659,319)	(139,918,332)	(101,690,806)
Interest on leases	(3,151,970)	(7,453,232)	(9,752,510)
Credit-card-relates expenses	(179,544,778)	(186,437,298)	(144,406,256)
Other Expenses from Services	(423,405,082)	(303,919,912)	(272,876,654)
Others	(78,542,690)	(55,477,896)	(27,557,007)
Adjustment for monetary restatement of dividends(*)	(33,052,960)	(30,180,167)	—
Total	(1,815,475,947)	(1,657,523,030)	(1,620,151,723)
(*) It corresponds to the restatement of declared dividends paid in installments in current currency.